Financial instruments and risks - Schedule of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Total financial assets	$ 186,226	$ 272,345
Total financial liabilities	37,429	35,768
Financial liabilities at amortized cost
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	37,429	35,768
Financial assets at amortized cost
Disclosure Of Financial Instruments [Line Items]
Total financial assets	186,226	272,345
Cash and cash equivalents | Financial assets at amortized cost
Disclosure Of Financial Instruments [Line Items]
Total financial assets	161,305	192,962
Term deposits | Financial assets at amortized cost
Disclosure Of Financial Instruments [Line Items]
Total financial assets	17,307	72,357
Accounts receivable | Financial assets at amortized cost
Disclosure Of Financial Instruments [Line Items]
Total financial assets	6,649	5,621
Other financial non-current assets | Financial assets at amortized cost
Disclosure Of Financial Instruments [Line Items]
Total financial assets	965	1,405
Accounts payable | Financial liabilities at amortized cost
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	6,181	6,737
Accrued expenses | Financial liabilities at amortized cost
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	14,505	15,972
Lease liabilities | Financial liabilities at amortized cost
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	$ 16,743	$ 13,059